Noncontrolling Interests	12 Months Ended
Dec. 31, 2019
Noncontrolling Interests
Noncontrolling Interests

Note 17 – Noncontrolling Interests

A reconciliation of non-controlling interest as of December 31, 2019 and 2018 is as follows:

	December 31,	December 31,
	2019	2018

Beginning Balance	$7,918,096	$8,799,460
Proportionate shares of net loss	(3,601,728)	(896,769)
Foreign currency translation adjustment	29,848	15,405

Total	$4,346,216	$7,918,096

As of December 31, 2019 and 2018, the noncontrolling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen
E-Motors.